CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Beginning Balance	$ 1,393,499
Addition		1,550,000
Interest expenses	146,322	100,314
Paid for cash	(449,999)		$ (739,189)
Conversion	(1,089,822)	(256,815)
Convertible debt, net		$ 1,393,499